                        STAGECOACH FUNDS-Registered Trademark-

Semi-Annual Report

MONEY MARKET Trusts

    California Tax-Free Money Market Trust

    Money Market Trust

    National Tax-Free Money Market Trust




September 30, 1999

Money Market Trusts                                            TABLE OF CONTENTS
------------------------------------------------------------------------

    LETTER TO SHAREHOLDERS.......................................... 1

    INVESTMENT ADVISOR COMMENTARY AND
    PERFORMANCE AT A GLANCE

        California Tax-Free Money Market Trust...................... 3

        National Tax-Free Money Market Trust........................ 3

        Money Market Trust.......................................... 6

    PORTFOLIOS OF INVESTMENTS

        California Tax-Free Money Market Trust.......................8

        Money Market Trust..........................................17

        National Tax-Free Money Market Trust........................20

    STAGECOACH FUNDS

        Statement of Assets and Liabilities.........................30

        Statement of Operations.....................................31

        Statements of Changes in Net Assets.........................32

        Financial Highlights........................................34

        Notes to Financial Statements...............................38

    SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS..................43

    LIST OF ABBREVIATIONS...........................................44

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

LETTER TO SHAREHOLDERS                                       Money Market Trusts
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for investing in the Stagecoach Funds.
  It's a pleasure to provide you with the semi-annual report for the period ended September 30, 1999. The report includes information about your investment over the six-month period, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.
  Several noteworthy events happened during the period, including the Dow Jones Industrial Average surpassing 10,000 points for the first time in its 104-year history in March, and the Federal Reserve Board (the "Fed") raising short-term interest rates twice between April 1, 1999, and September 30, 1999.
  Despite the two interest rate increases during the period, the nation's economy remained strong. Earnings for U.S. companies were robust, we had a budget surplus, inflation and unemployment remained low, and Americans seemed confident about the future. We were also in the midst of a prolonged bull market, which made U.S. capital markets attractive to investors both at home and abroad. By the end of the period, however, stocks suffered a setback, hurt by worries over the Fed tightening and higher interest rates early in the period, and by a weaker dollar and rising commodity prices in September 1999. By late September, both the DJIA and the S&P 500 Index were off about 10% from their summer peaks. Investors can expect some potential volatility toward the end of the year due to Y2K concerns.
  The interest rate increases were good news for the bond markets, which had discounted the Fed tightening in response to a strong economy before the rate increases. The increases helped restore order to the bond market, which had seen prices tumble and yields rise above 6% on the benchmark 30-year U.S. Treasury bond. The higher the bond yields move, the more likely investors will be to switch from stocks to the safety of bonds.

Money Market Trusts                                       LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

  In addition, the short-term Treasury market experienced higher yields late in the six-month period. However, during the last half of September there was a rally in the six-month bills as the three-month bills were experiencing maturities in late December. Consequently, investors stayed away from the late December maturities due to Y2K concerns and reinvestment risk in late December. Third quarter short-term agency yields rose more than short-term Treasury yields, widening the spread between agencies' discount notes and T-Bills. Agency spreads widened out considerably in the front-end, primarily due to Y2K concerns. The spread in the three-month sector stood at 68 basis points, while the one-year spread was 60 basis points.
  As you read through this report and review the performance of the Funds within your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. We recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs.
  Thank you again for your continued investment with the Stagecoach Funds. At the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. The next annual or semi-annual report you receive will reflect the Wells Fargo Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Executive Vice President
Mutual Fund Group
Wells Fargo Bank, N.A.

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President
Stagecoach Funds, Inc.

INVESTMENT ADVISOR COMMENTARY                                Money Market Trusts
------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
NATIONAL TAX-FREE MONEY MARKET TRUST

  TWO STAGECOACH TAX-FREE MONEY MARKET TRUSTS (EACH, A "TRUST," COLLECTIVELY, THE "TRUSTS") WILL BE HIGHLIGHTED IN THE FOLLOWING MANAGER DISCUSSION AND ANALYSIS.
  The Stagecoach California Tax-Free Money Market Trust seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, short-term, U.S. dollar-denominated money market instruments, primarily California municipal obligations.
  The Stagecoach National Tax-Free Money Market Trust seeks to obtain a high level of income exempt from federal income tax, while preserving capital and liquidity, by investing in high-quality, U.S. dollar-denominated money market instruments, primarily municipal obligations.
  Kevin Shaughnessy of Wells Capital Management Incorporated manages the California Tax-Free Money Market Trust. Mr. Shaughnessy joined Wells Fargo Bank in 1996 from Lehman Brothers. He holds a B.S. degree in Business Administration and an M.B.A. in Finance from California State University, Hayward.
Mr. Shaughnessy has more than 10 years of experience in the investment industry and is a Chartered Financial Analyst candidate. Mary Gail Walton manages the National Tax-Free Money Market Trust. Ms. Walton's career spans 14 years and includes extensive experience in tax-exempt portfolio management. Before joining Wells Fargo, Ms. Walton was employed at Dean Witter Reynolds, Inc. and Ragen MacKenzie, Inc. She received a B.A. from the University of Washington and is a candidate for the Chartered Financial Analyst designation. She is a member of the Association for Investment Management and Research (AIMR) and the Security Analysts of San Francisco.

Money Market Trusts                                INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

PERFORMANCE SUMMARY
  The cumulative total returns(1) for the six-month period ended September 30, 1999, for the Stagecoach Tax-Free Money Market Trusts were as follows:

--------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET TRUST            1.41%
  NATIONAL TAX-FREE MONEY MARKET TRUST              1.54%

  The seven-day current yields for the Stagecoach Tax-Free Money Market Trusts as of September 30, 1999, were as follows:

--------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET TRUST            3.07%
  NATIONAL TAX-FREE MONEY MARKET TRUST              3.45%

  These tax-free yields are generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum combined federal and California income tax bracket of 45.22% would need to earn 5.60% from a taxable investment to match a 3.07% tax-free yield. In order to match a 3.45% tax-free yield, an investor in the maximum 39.60% federal income tax bracket would need to earn 5.71% on a taxable investment. Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  Short-term municipal security yields fell significantly during the first two weeks of the third quarter of 1999. This was due primarily to reinvestment of coupon income from tax-exempt money market funds. However, by mid-July, the downward trend was reversed, and yields began a climb that ended in a 75 basis point increase by the end of the quarter. In response to this volatility, the Trusts increased their allocations to floating rate instruments. When rates reached their high point in September, the Trusts purchased fixed-rate notes at attractive prices to replace their positions in maturing notes.

INVESTMENT ADVISOR COMMENTARY                                Money Market Trusts
------------------------------------------------------------------------

STRATEGIC OUTLOOK
  Looking forward, the Trusts will continue to emphasize purchasing floating rate notes since the fourth quarter of the year is typically characterized by a strong need for liquidity from tax-exempt money market funds. In the current economic environment, we expect short-term municipal rates to continue to push upward. We intend to maintain our emphasis on preservation of principal, high liquidity, credit quality and the highest possible tax-exempt returns for our clients.

(1) Figures quoted represent past performance, which is no guarantee of future results. The Trusts are neither insured nor guaranteed by the U.S. Government.

    A portion of the Trusts' distributions may be subject to federal, state, and/or local taxes or the alternative minimum tax (AMT).

    The Trusts' manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Trusts' returns would have been lower. There is no guarantee such reductions will continue.

    An investment in the Trusts is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trusts.

Money Market Trusts                                INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

MONEY MARKET TRUST

  The Money Market Trust (the "Trust") seeks to provide investors with current income and stability of principal, by investing in high-quality, U.S. dollar-denominated money market instruments with remaining maturities not exceeding 397 days (13 months).
  The Trust is managed by Michael Neitzke of Wells Capital Management Incorporated. Mr. Neitzke joined Wells Fargo Bank in 1996 from First Interstate Capital Management. He has more than a decade of experience in managing taxable money market mutual funds at First Interstate Bank and Union Capital Advisors. He holds a B.A. degree in Finance from California State University,
Los Angeles.

PERFORMANCE SUMMARY
  For the six-month period ended September 30, 1999, the Stagecoach Money Market Trust's cumulative total return(1) was 2.51%. The seven-day current yield for the Trust was 5.25% as of September 30, 1999. Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  The Federal Reserve Board (the "Fed") raised the Federal Funds Rate on August 24 from 5.00% to 5.25%, as anticipated. This move by the Fed, along with the June 30 Federal Funds Rate increase from 4.75% to 5.00%, caused the money market yield curve to become steeper. The Fed described these rate increases as a partial effort to undo the three rate decreases it made last fall to address the economic turmoil overseas. Another factor causing money market yields to increase is that borrowers are avoiding purchasing securities that mature in late December due to potential Y2K problems, thus increasing the demand for securities of other maturities. The Trust performed favorably compared to its benchmark because it maintained a weighted average maturity which was longer than average.

INVESTMENT ADVISOR COMMENTARY                                Money Market Trusts
------------------------------------------------------------------------

STRATEGIC OUTLOOK
  The Fed was expected to meet to discuss another increase to short-term interest rates once again in November in its continued fight against inflation and to restrain long-term interest rates. Going forward, the Trust will continue to take advantage of the relatively steep yield curve by maintaining a longer weighted average maturity, while maintaining high credit quality. To maintain adequate liquidity, the Trust will continue to hold a core position of overnight repurchase agreements. We believe it's prudent to continue to focus more on credit quality, stability, capital preservation and liquidity, rather than yield.

(1) Figures quoted represent past performance, which is no guarantee of future results. The Trust is neither insured nor guaranteed by the U.S. Government.

    The Trust's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Trust's returns would have been lower. There is no guarantee such reductions will continue.

    An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Trust            SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL    SECURITY NAME                               RATE         DATE+         VALUE
              CALIFORNIA MUNICIPAL SECURITIES - 93.97%

$ 5,000,000   ABN Amro Munitops COP 1998-20                3.50%      07/05/06    $  5,000,000
  2,800,000   Alameda CA School Finance Authority
                Revenue Series A                           3.55       07/01/18       2,800,000
    555,000   Alameda CA School Finance Authority
                Revenue Series B                           3.55       07/01/16         555,000
  4,545,000   Anaheim CA MFHR Monterey Apartments
                Series B                                   3.45       05/15/27       4,545,000
  3,500,000   Anaheim CA Public Improvement COP LOC -
                Industrial Bank of Japan Limited           3.20       08/01/19       3,500,000
 12,000,000   California Community College Financing
                Authority Series A                         4.00       06/30/00      12,078,983
  4,600,000   California DW&P                              2.90       10/13/99       4,600,000
  1,035,000   California Educational Facilities
                Authority Revenue Stanford University
                Series M                                   5.25       12/01/99       1,039,307
  2,000,000   California Health Facilities Financing
                Authority Revenue Hospital Adventist
                Series C                                   3.70       09/01/15       2,000,000
  3,625,000   California HFA Revenue AMT Series 83         2.95       08/01/25       3,625,000
    585,000   California HFA Revenue AMT Series B          3.00       02/01/00         585,000
  2,815,000   California HFFA Catholic Healthcare
                Series B                                   3.40       07/01/12       2,815,000
  2,000,000   California HFFA Revenue Catholic
                Healthcare Series A MBIA Insured           3.40       07/01/21       2,000,000
  2,000,000   California HFFA Series B FNMA
                Collateralized                             3.25       07/15/13       2,000,000
  1,000,000   California Housing Financing Agency
                Revenue Series D                           3.02       04/30/00       1,000,000
 13,560,000   California Housing Financing Agency
                Revenue Series E                           3.40       08/01/00      13,560,000
  2,575,000   California Housing Financing Agency
                Revenue Series J                           3.20       08/01/20       2,575,000
  4,300,000   California Infrastructure & Economic
                Development Fish House Ponds               3.10       09/01/24       4,300,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)            California Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL    SECURITY NAME                               RATE         DATE+         VALUE
              CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 3,100,000   California PCR AMT Pacific Gas & Electric
                Series D                                   3.40%      01/01/10    $  3,100,000
  2,700,000   California PCR Daily Refunded                3.70       11/01/26       2,700,000
  4,000,000   California PCR Financing Authority           3.30       09/01/17       4,000,000
  1,800,000   California Pollution Control Finance
                Authority Revenue                          3.75       02/01/16       1,800,000
  3,000,000   California Revenue Wateruse Finance
                Authority                                  3.60       05/01/28       3,000,000
 18,840,000   California School Cash Reserve Program
                Series A                                   4.00       07/03/00      18,963,974
  1,500,000   California School Facilities COP
                Series A                                   3.45       07/01/22       1,500,000
 10,595,000   California School Facilities COP
                Series C                                   3.45       07/01/22      10,595,000
  1,195,000   California School Facilities Financing
                Corporation Series B Bayerische            3.45       07/01/24       1,195,000
  2,200,000   California State COP Series 55 FGIC
                Insured                                    3.52       02/01/13       2,200,000
 27,000,000   California State Development Authority
                Revenue Series A                           3.50       10/01/26      27,000,000
  6,200,000   California State Health Facility Revenue
                Series B AMBAC Insured                     3.50       07/01/12       6,200,000
  2,100,000   California State HFFA Revenue Scripps
                Hospital                                   3.10       10/01/21       2,100,000
  3,700,000   California State HFFA Revenue Scripps
                Memorial Hospital Series B                 3.10       12/01/15       3,700,000
  1,200,000   California State HFFA Santa Barbara
                Cottage LOC Credit Suisse                  3.40       09/01/15       1,200,000
    900,000   California State PCFA Solid Waste
                Disposal Revenue Colmac Energy Project
                Series A LOC - Swiss Bank AMT              3.30       12/01/16         900,000
  1,500,000   California State PCFA Solid Waste
                Disposal Revenue Shell Oil Company
                Martinez Project AMT AMBAC Insured         3.75       12/01/24       1,500,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Trust            SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL    SECURITY NAME                               RATE         DATE+         VALUE
              CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 4,700,000   California State PCFA Solid Waste
                Disposal Revenue Shell Oil Company
                Martinez Project Series A AMT              3.75%      10/01/24    $  4,700,000
  5,100,000   California State PCR MBIA Insured            3.70       06/01/10       5,100,000
  1,800,000   California State PCR Pacific Gas &
                Electric                                   3.70       11/01/26       1,800,000
  7,400,000   California State PCR Sierra Pacific
                Industries                                 3.40       02/01/13       7,400,000
 10,400,000   California State Public Works                3.62       09/01/17      10,400,000
  6,000,000   California State Revenue Anticipation
                Notes Series A                             4.00       06/30/00       6,030,600
  1,000,000   California Statewide CDA COP                 3.80       06/01/26       1,000,000
  5,000,000   California Statewide CDA St Joseph Health
                System                                     3.35       07/01/08       5,000,000
  3,130,000   California Statewide Community
                Development Authority                      3.82       12/01/41       3,130,000
  3,515,000   California Statewide Community
                Development Authority Series 151           3.52       08/01/11       3,515,000
  7,000,000   California Statewide Community
                Development Tax Revenue Anticipation
                Notes Series C-2                           4.00       09/29/00       7,037,700
  5,000,000   California Statewide Community
                Development Tax Revenue Anticipation
                Notes Series A-1                           4.00       06/30/00       5,029,619
  5,100,000   California State PCR MBIA Insured            3.70       06/01/10       5,100,000
  3,500,000   Central Valley School Financing Authority
                Tax Revenue                                3.50       01/27/00       3,507,554
  2,000,000   Chula Vista CA Charter City Revenue Home
                Depot Incorporated                         3.25       12/01/10       2,000,000
  2,000,000   Chula Vista CA CP                            3.40       01/18/00       2,000,000
  3,440,000   Chula Vista CA MFHR Series A                 3.40       03/01/05       3,440,000
  3,000,000   Contra Costa County CA CP                    3.25       02/09/00       3,000,000
    400,000   Fremont CA MFHR Creekside Village
                Apartments LOC - National Westminster
                Bank Plc                                   3.25       09/01/07         400,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)            California Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL    SECURITY NAME                               RATE         DATE+         VALUE
              CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,000,000   Golden Empire Schools Financing Authority
                Kern High School District Series A         3.65%      12/01/24    $  1,000,000
  1,300,000   Irvine CA Development Revenue                3.30       09/02/11       1,300,000
  2,900,000   Irvine CA Improvement Bond Act 1915          3.50       09/02/23       2,900,000
  3,580,000   Irvine CA Public Facilities &
                Infrastructure Authority Lease Revenue     3.30       11/01/10       3,580,000
  1,300,000   Irvine Ranch CA Water District
                Consolidated Bonds                         3.50       10/01/05       1,300,000
    540,000   Irvine Ranch CA Water District LOC - Bank
                of America                                 3.50       04/01/33         540,000
  3,575,000   Kern County CA COP Public Facilities
                Project Series B                           3.40       08/01/06       3,575,000
  3,460,000   Livermore CA MFHR                            3.25       07/15/18       3,460,000
  7,500,000   Long Beach CA Health Facilities Memorial
                Health Services                            3.50       10/01/16       7,500,000
  3,200,000   Los Angeles CA Convention & Exhibition
                Center Authority Lease Revenue             3.70       08/15/18       3,200,000
  2,500,000   Los Angeles CA CP                            3.25       02/09/00       2,500,000
  6,460,000   Los Angeles CA DW&P Series 144               3.52       06/15/29       6,460,000
  3,100,000   Los Angeles CA MFHR Fountain Park Project    3.35       04/15/33       3,100,000
  4,000,000   Los Angeles CA USD Series A26 Regulation
                D                                          3.35       10/01/99       4,000,000
  6,160,000   Los Angeles CA USD Series E-19               3.70       09/29/00       6,160,000
  5,000,000   Los Angeles CA Wastewater Systems Revenue
                Series A                                   7.00       02/01/11       5,157,728
  2,000,000   Los Angeles County CA School Financing
                Authority COP Series A                     4.00       06/30/00       2,012,580
  8,745,000   Los Angeles County CA Metropolitan
                Transportation Authority Sales Tax
                Revenue Series 106 FSA Insured             3.49       07/01/28       8,745,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Trust            SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL    SECURITY NAME                               RATE         DATE+         VALUE
              CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 5,595,000   Los Angeles County CA Metropolitan
                Transportation Authority Sales Tax
                Revenue Series A                           3.40%      07/01/20    $  5,595,000
  1,000,000   Mt. Diablo CA USD Tax Revenue
                Anticipation Notes                         3.50       01/28/00       1,002,108
 12,000,000   Los Angeles County CA Tax Revenue
                Anticipation Notes                         4.00       06/30/00      12,056,806
  6,500,000   Metropolitan Water CP                        3.35       03/06/00       6,500,000
  2,500,000   Metropolitan Water District CP               3.05       10/27/99       2,500,000
  2,000,000   Metropolitan Water District CP               3.35       03/06/00       2,000,000
  5,000,000   Metropolitan Water District Southern
                California Series 116                      3.56       07/01/21       5,000,000
  1,855,000   Metropolitan Water District Southern
                California Series SG-128                   3.52       07/01/30       1,855,000
  4,600,000   Modesto-San Juan-Redding Public Power
                Agency Series F                            3.60       07/01/22       4,600,000
  1,600,000   Newport Beach CA Memorial Hospital
                Series A                                   3.85       10/01/26       1,600,000
  8,000,000   Northern California Public Power Revenue
                Series SSP 35A                             3.56       07/01/28       8,000,000
  1,800,000   Orange County CA Apartment Development
                Revenue Series U                           3.45       11/01/09       1,800,000
  2,700,000   Orange County CA HFA The Lakes Apartments
                LOC - Citibank                             3.30       12/01/06       2,700,000
  8,500,000   Orange County CA Laguna Summit Apartments
                Series X                                   3.45       11/01/09       8,500,000
  3,000,000   Otay CA Water District COP Capital
                Projects                                   3.30       09/01/26       3,000,000
  6,000,000   Regents of the University of California
                CP                                         3.30       02/08/00       6,000,000
  1,300,000   Riverside County CA COP Series A             3.20       12/01/15       1,300,000
  3,300,000   Riverside County CA IDA Universal Forest
                Project                                    3.90       08/01/29       3,300,000
  3,400,000   Riverside County CA MFHR Woodcreek
                Series D                                   3.25       07/15/18       3,400,000
    500,000   Sacramento CA MFHR Smoketree                 3.25       04/15/10         500,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)            California Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL    SECURITY NAME                               RATE         DATE+         VALUE
              CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 2,600,000   Sacramento County CA Administration
                Center & Courthouse Project LOC - Union
                Bank of Switzerland                        3.55%      06/01/20    $  2,600,000
  3,100,000   Sacramento County CA MFHR Series C           3.40       04/15/07       3,100,000
  2,000,000   Salinas CA MFHR Mariner Village              3.25       04/01/05       2,000,000
  2,200,000   San Bernardino County CA COP Housing
                Authority Revenue                          3.25       07/01/15       2,200,000
  1,400,000   San Bernardino County CA COP Medical
                Center Financing Project                   3.10       08/01/26       1,400,000
  1,650,000   San Bernardino County CA GO                  7.65       01/01/15       1,702,210
  2,725,000   San Bernardino County CA MFHR Rosewood
                Apartments Series A                        3.30       05/15/29       2,725,000
  3,550,000   San Diego CA COP Tax Revenue Anticipation
                Notes Series B                             4.00       07/28/00       3,565,498
  3,315,000   San Francisco CA City & County Common
                International Airport                      3.25       03/07/00       3,315,000
  3,720,000   San Francisco CA City & County Common
                International Airport                      3.30       03/07/00       3,720,000
    785,000   San Francisco CA City & County Finance
                Authority Revenue                          3.65       09/01/06         785,000
  1,200,000   San Francisco CA City & County
                Redevelopment Agency South Harbor
                Project                                    3.45       12/01/16       1,200,000
  4,745,000   San Francisco CA GO AMT                      2.95       05/01/19       4,745,000
  2,000,000   San Francisco CA MFHR Filmore Center
                Apartments LOC - Citibank                  3.10       12/01/17       2,000,000
  8,000,000   San Francisco County CA International
                Airport COP Series 31 FGIC Insured         3.52       05/01/29       8,000,000
  3,500,000   San Jose/Santa Clara Clean Water
                Financing Authority                        3.20       11/15/11       3,500,000
  3,500,000   San Jose CA MFHR Fairway Glen Series A       3.45       11/01/07       3,500,000
  2,600,000   San Jose CA Redevelopment Agency Project
                A                                          3.65       07/01/26       2,600,000
  1,000,000   San Jose CA Redevelopment Agency Project
                B                                          3.25       07/01/26       1,000,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Trust            SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL    SECURITY NAME                               RATE         DATE+         VALUE
              CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 5,200,000   San Juan Project Revenue Series A            3.30%      07/01/22    $  5,200,000
  1,500,000   Santa Ana CA Industrial Development
                Authority                                  3.60       11/01/18       1,500,000
    900,000   Santa Clara CA Electric Revenue
                Series 85B LOC - National Westminster
                Bank Plc                                   3.30       07/01/10         900,000
  2,800,000   Santa Clara CA Transit System LOC -
                Sumitomo Bank Limited                      3.60       06/01/15       2,800,000
  2,000,000   Santa Clara County CA Finance Authority
                Lease Revenue Project B                    3.35       11/15/25       2,000,000
  3,600,000   Santa Clara County CA MFHR Foxchase
                Apartments Series E FGIC Insured           3.40       11/01/07       3,600,000
 15,860,000   Santa Clara County CA Series A18
                Regulation D                               3.70       09/29/00      15,860,000
  3,500,000   Simi Valley CA MFHR Community Development
                Agency Revenue                             3.45       05/01/10       3,500,000
  3,945,000   Simi Valley CA Public Finance Lease
                Revenue                                    3.65       09/01/15       3,945,000
  2,421,000   Southeast CA Revenue Recovery Facility
                Series A                                   3.30       12/01/18       2,421,000
  1,781,000   Southeast Resource Recovery Facility
                Lease Revenue Series B AMT                 3.35       12/01/18       1,781,000
  3,970,000   Southern California Public Power
                Authority Revenue Palo Verde Project
                AMBAC Insured                              3.20       07/01/17       3,970,000
  3,000,000   Southern California Public Power Palo
                Verde Project Series A                     4.00       07/01/00       3,014,198
  2,400,000   Southern California State Public Power
                Authority Palo Verde Project Series B
                AMBAC Insured                              3.20       07/01/09       2,400,000
  1,895,000   State of California CP                       3.20       10/05/99       1,895,000
 10,000,000   State of California CP                       3.20       10/06/99      10,000,000
 14,050,000   State of California CP                       3.20       11/08/99      14,050,000
  4,795,000   State of California CP                       3.30       11/08/99       4,795,000
  1,670,000   Tehachapi CA Community Facilities
                District Special Tax No. 89-1              7.40       10/01/14       1,720,100

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)            California Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL    SECURITY NAME                               RATE         DATE+         VALUE
              CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,125,000   Turlock CA Irrigation District Revenue
                Series A LOC - Canadian Imperial Bank
                of Commerce                                3.30%      01/01/14    $  1,125,000
  2,000,000   Turlock CA COP Irrigation Project
                Series A                                   3.30       01/01/26       2,000,000
  5,600,000   University of California CP                  2.85       10/05/99       5,600,000
  2,700,000   Vallecitos CA Water District COP Twin
                Oaks Reservoir Project                     3.40       07/01/30       2,700,000
  1,245,000   Vallejo CA MFHR Highlands                    3.50       06/01/07       1,245,000
  1,000,000   Vallejo CA MFHR Revenue Series A             3.25       05/15/22       1,000,000
  2,100,000   Vallejo CA MFHR Revenue Series C             3.40       01/01/08       2,100,000
  2,000,000   West Basin CA MUD COP Phase III              3.15       08/01/29       2,000,000
    400,000   West Basin CA Municipal Water District
                Revenue Project B                          3.15       08/01/27         400,000
                                                                                  ------------
              TOTAL CALIFORNIA MUNICIPAL SECURITIES                               $539,600,965
              (Cost $539,600,965)

              PUERTO RICO MUNICIPAL SECURITIES - 6.77%

$15,200,000   Puerto Rico Commonwealth Government
                Development                                3.10%      12/01/15    $ 15,200,000
  3,120,000   Puerto Rico Commonwealth Highway &
                Transportation Authority Series 88         2.90       07/01/28       3,120,000
  1,300,000   Puerto Rico Commonwealth Highway &
                Transportation Authority Series A AMBAC
                Insured                                    3.45       07/01/28       1,300,000
  5,705,000   Puerto Rico Commonwealth COP Series 125      2.89       07/01/27       5,705,000
  3,350,000   Puerto Rico Commonwealth COP Series 87       3.49       07/01/16       3,350,000
  1,880,000   Puerto Rico Commonwealth Highway &
                Transportation Authority                   3.52       07/01/28       1,880,000

                                                      PORTFOLIO OF INVESTMENTS -
California Tax-Free Money Market Trust            SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL    SECURITY NAME                               RATE         DATE+         VALUE
              PUERTO RICO MUNICIPAL SECURITIES (CONTINUED)
$ 3,720,000   Puerto Rico Commonwealth Infrastructure
                Financing Authority Series 139             3.47%      07/01/28    $  3,720,000
  4,600,000   Puerto Rico Commonwealth Series 120 MBIA
                Insured                                    3.49       07/01/23       4,600,000
                                                                                  ------------
              TOTAL PUERTO RICO MUNICIPAL SECURITIES                              $ 38,875,000
              (Cost $38,875,000)

              TOTAL INVESTMENTS IN SECURITIES

    (Cost $578,475,965)* (Note 1)                  100.74%     $578,475,965
    Other Assets and Liabilities, Net               (0.74)       (4,242,683)
                                                   ------      ------------
    TOTAL NET ASSETS                               100.00%     $574,233,282
                                                   ======      ============
---------------------------------------------------------------------------

    +  SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT
       TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
    *  COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR
       FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED)     Money Market Trust
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            VARIABLE AND FLOATING RATE BONDS - 4.58%

$20,000,000 KeyBank N.A.                                                5.38%      10/13/99    $ 19,999,731
            (Cost $19,999,731)

            COMMERCIAL PAPER - 59.85%

$5,000,000  BankAmerica Corporation                                     5.19%#     11/03/99    $  4,976,213
 5,000,000  Barton Capital Corporation                                  5.37       10/18/99       4,987,321
15,000,000  Bear Stearns Companies                                      5.29#      03/03/00      14,660,558
10,000,000  Beta Finance Incorporated                                   5.73#      02/23/00       9,769,208
15,000,000  Certain Funding Corporation                                 5.38#      11/12/99      14,905,850
10,000,000  CitiCorp                                                    5.34#      10/07/99       9,991,100
15,000,000  Corporate Receivables Corporation++                         5.34       10/15/99      14,968,850
10,000,000  Ford Motor Credit                                           5.31#      10/07/99       9,991,150
20,000,000  GE Capital Services Incorporated                            4.85#      01/18/00      19,706,306
10,000,000  Goldman Sachs Group LP                                      5.15#      10/19/99       9,974,250
 7,600,000  Goldman Sachs Group LP                                      5.55#      01/14/00       7,476,975
15,000,000  Greenwich Funding Corporation++                             5.35       10/06/99      14,988,854
10,000,000  JP Morgan & Company                                         5.12#      12/08/99       9,903,289
15,000,000  Monte Rosa Capital Corporation                              5.35       10/12/99      14,975,479
15,000,000  Perry IV Funding                                            5.86#      03/16/00      14,592,242
15,000,000  Salomon Smith Barney Holdings                               5.15#      10/05/99      14,991,417
15,000,000  Sheffield Receivables Corporation++                         5.36       10/14/99      14,970,967
15,000,000  Triple A One Funding                                        5.38#      11/02/99      14,928,267
 8,000,000  Wachovia Corporation                                        5.22#      02/10/00       7,846,880
15,000,000  Walt Disney Company                                         4.78#      11/08/99      14,924,317
 8,000,000  Windmill Funding Corporation++                              5.37       11/08/99       7,954,653
10,000,000  Windmill Funding Corporation++                              5.60       01/05/00       9,850,667
                                                                                               ------------
            TOTAL COMMERCIAL PAPER                                                             $261,334,813
            (Cost $261,334,813)

            CORPORATE BONDS & NOTES - 21.05%

$10,000,000 Beta Finance Incorporated                                   6.15%      10/06/00    $ 10,000,000
 8,000,000  First USA Bank                                              5.99       09/21/00       7,997,764
 5,962,000  Ford Motor Credit                                           9.25       03/01/00       6,060,150
 3,000,000  Goldman Sachs Group LP                                      6.07       09/01/00       3,000,000

Money Market Trust     PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            CORPORATE BONDS & NOTES (CONTINUED)
$7,850,000  Huntington National Bank                                    6.10%      11/29/99    $  7,864,749
10,000,000  NationsBank N.A.                                            5.41       04/05/00       9,997,986
20,000,000  Sigma Finance Incorporated                                  5.39       03/10/00      20,000,000
10,000,000  Special Purpose A/R Corporation                             5.53       02/24/00      10,000,000
10,000,000  Texaco Capital Corporation                                  5.11       05/03/00       9,996,023
 7,000,000  U.S. Bank N.A.                                              5.92       10/02/00       6,994,620
                                                                                               ------------
            TOTAL CORPORATE BONDS & NOTES                                                      $ 91,911,292
            (Cost $91,911,292)

            SHORT-TERM FEDERAL AGENCIES - 5.26%

$3,000,000  Federal Home Loan Banks                                     5.14%      03/29/00    $  3,001,037
20,000,000  Student Loan Mortgage Association                           5.26       11/05/99      20,000,000
                                                                                               ------------
            TOTAL SHORT-TERM FEDERAL AGENCIES                                                  $ 23,001,037
            (Cost $23,001,037)

            CERTIFICATES OF DEPOSIT - 6.87%

$10,000,000 Chase Manhattan USA                                         5.55%      01/18/00    $ 10,000,000
20,000,000  Regions Bank                                                5.62       10/01/99      20,000,000
                                                                                               ------------
            TOTAL CERTIFICATES OF DEPOSIT                                                      $ 30,000,000
            (Cost $30,000,000)

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED)     Money Market Trust
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            REPURCHASE AGREEMENTS - 2.51%

$10,896,000 Goldman Sachs Pooled Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.28       10/01/99    $ 10,896,000
    64,000  Morgan Stanley & Company Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.20       10/01/99          64,000
                                                                                               ------------
            TOTAL REPURCHASE AGREEMENTS                                                        $ 10,960,000
            (Cost $10,960,000)

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $437,206,873)* (Note 1)                           100.12%              $437,206,873
            Other Assets and Liabilities, Net                        (0.12)                  (544,487)
                                                                    ------               ------------
            TOTAL NET ASSETS                                        100.00%              $436,662,386
                                                                    ======               ============
------------------------------------------------------------------------------------------------------

 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Trust              SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+            VALUE
            MUNICIPAL SECURITIES - 99.62%
            ALABAMA - 0.58%
$1,375,000  Alabama State Public School & College Authority Revenue
              Series 101                                                3.90%      11/01/13    $          1,375,000

            ALASKA - 0.34%
$  800,000  Anchorage AK Higher Education Revenue Pacific
              University                                                3.75%      07/01/17    $            800,000

            ARIZONA - 1.01%
$  600,000  Apache County AZ IDA Tucson Electric Power Series 83-A      3.80%      12/15/18    $            600,000
 1,800,000  Maricopa County AZ PCR Arizona Public Service Co
              Series D LOC - Bank of America                            3.90       05/01/29               1,800,000
                                                                                               --------------------
                                                                                               $          2,400,000

            CALIFORNIA - 0.96%
$2,000,000  California Higher Education Series D-2                      3.50%      04/01/00    $          2,000,000
   285,000  California State HFFA St. Joseph Health Center
              Series A                                                  3.45       07/01/13                 285,000
                                                                                               --------------------
                                                                                               $          2,285,000

            COLORADO - 1.30%
$1,000,000  Adams County CO IDA                                         3.70%      11/01/08    $          1,000,000
 1,600,000  Colorado State HFFA Catholic Healthcare Series B            3.85       12/01/25               1,600,000
   500,000  Douglas County CO MFHR Autumn Chase Project                 3.70       07/01/06                 500,000
                                                                                               --------------------
                                                                                               $          3,100,000

            DISTRICT OF COLUMBIA - 0.71%
$1,700,000  District Of Columbia Series B-2                             4.25%      06/01/03    $          1,700,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)              National Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+            VALUE
            MUNICIPAL SECURITIES (CONTINUED)
            FLORIDA - 5.16%
$1,800,000  Broward County FL Port Everglades Facilities AMBAC
              Insured                                                   3.90%      09/01/27    $          1,800,000
 5,485,000  Jacksonville FL Electric Authority Revenue Series 127       3.85       10/01/32               5,485,000
 5,000,000  Tampa FL Sports Authority Revenue Series 98                 3.85       01/01/27               5,000,000
                                                                                               --------------------
                                                                                               $         12,285,000

            GEORGIA - 2.61%
$  500,000  Clayton County GA MFHR                                      3.85%      08/01/06    $            500,000
 5,000,000  Richmond County GA Development Authority Revenue
              Solidwaste Disposal                                       3.75       07/01/32               5,000,000
   700,000  Savannah GA Downtown Development Authority Revenue          3.65       09/01/05                 700,000
                                                                                               --------------------
                                                                                               $          6,200,000

            HAWAII - 0.79%
$1,875,000  Hawaii State GO                                             3.85%      03/01/14    $          1,875,000

            ILLINOIS - 8.82%
$2,000,000  Chicago IL O'Hare Airport Revenue                           3.77%      01/01/15    $          2,000,000
 1,000,000  Chicago IL Park District Capital Improvement                6.73       01/01/04               1,009,750
 1,000,000  Illinois HFFA                                               3.50       10/07/99               1,000,000
 1,275,000  Illinois HFFA                                               3.80       11/15/24               1,275,000
 2,600,000  Illinois HFFA Revenue Advocate Healthcare Project
              Series B                                                  3.75       08/15/22               2,600,000
 1,900,000  Illinois HFFA Series B                                      4.05       01/01/20               1,900,000
 8,995,000  Illinois HFFA Series C                                      3.75       01/01/16               8,995,000

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Trust              SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+            VALUE
            MUNICIPAL SECURITIES (CONTINUED)
$1,000,000  Illinois State Toll Highway Authority Revenue Series B      3.85%      01/01/17    $          1,000,000
 1,200,000  Schaumburg IL MFHR Windsong Apartments Project              3.84       02/01/24               1,200,000
                                                                                               --------------------
                                                                                               $         20,979,750

            INDIANA - 3.06%
$  300,000  Indiana State Development Financing Authority Revenue       3.85%      10/01/17    $            300,000
 3,470,000  Indianapolis Economic Development Revenue                   3.85       03/01/13               3,470,000
 3,500,000  Indianapolis IN Airport Authority Revenue                   3.90       11/15/31               3,500,000
                                                                                               --------------------
                                                                                               $          7,270,000

            IOWA - 0.84%
$2,000,000  Iowa Financing Authority Revenue SFMR                       3.00%      01/01/29    $          2,000,000

            KENTUCKY - 1.45%
$1,950,000  Kentucky Higher Education Student Loan Corporation
              Series A                                                  3.85%      06/01/26    $          1,950,000
 1,500,000  Kentucky State Development Authority Pooled Loan
              Program Series A                                          3.80       12/01/15               1,500,000
                                                                                               --------------------
                                                                                               $          3,450,000

            LOUISIANA - 6.64%
$2,800,000  Louisiana Public Facilities Authority                       4.00%      09/01/23    $          2,800,000
10,000,000  Louisiana State Offshore Terminal Deepwater Authority
              Revenue                                                   3.85       10/01/19              10,000,000
 3,000,000  Plaquemines LA Port Harbor & Terminal District              3.05       03/15/06               3,000,000
                                                                                               --------------------
                                                                                               $         15,800,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)              National Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+            VALUE
            MUNICIPAL SECURITIES (CONTINUED)
            MAINE - 0.29%
$  700,000  Regional Waste Recovery Revenue Series K                    3.90%      07/01/12    $            700,000

            MARYLAND - 5.26%
$5,000,000  Maryland Community Development Administration MFHR
              Avalon Ridge Apartments Project                           3.75%      06/15/26    $          5,000,000
 7,500,000  Maryland State Community Development Residential
              Housing Series B                                          3.15       01/14/00               7,500,000
                                                                                               --------------------
                                                                                               $         12,500,000

            MASSACHUSETTS - 0.84%
$1,000,000  Baltimore MA Tax-Exempt                                     3.20%      10/07/99    $          1,000,000
 1,000,000  Massachusetts State Health & Educational Facilities
              Authority Revenue Northeastern University Series C        6.80       10/01/99               1,000,000
                                                                                               --------------------
                                                                                               $          2,000,000

            MICHIGAN - 1.14%
$2,700,000  Detroit MI Sewage Disposal Revenue Series A                 3.85%      07/01/23    $          2,700,000

            MINNESOTA - 2.14%
$1,000,000  Cohasset MN Power & Light Co Series A                       3.95%      06/01/20    $          1,000,000
 1,000,000  Duluth MN Economic Development Authority                    3.95       06/01/19               1,000,000
 1,500,000  Duluth MN GO                                                8.38       02/15/20               1,559,260
 1,520,000  Duluth MN Tax Increment Revenue                             3.80       09/01/10               1,520,000
                                                                                               --------------------
                                                                                               $          5,079,260

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Trust              SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+            VALUE
            MUNICIPAL SECURITIES (CONTINUED)
            MISSISSIPPI - 0.45%
$1,075,000  Jackson County MS PCR Chevron USA Inc Project               3.75%      12/01/16    $          1,075,000

            MISSOURI - 3.43%
$  700,000  Columbia MO Special Obligation Series A                     3.70%      06/01/08    $            700,000
 2,000,000  Missouri HFFA                                               3.50       04/29/00               2,003,125
 1,750,000  Missouri State Health & Educational Facilities
              Authority Revenue Series A                                3.80       11/01/19               1,750,000
 3,700,000  Missouri State Health & Educational Facilities
              Authority Revenue Series B                                4.00       10/01/24               3,700,000
                                                                                               --------------------
                                                                                               $          8,153,125

            NEBRASKA - 2.10%
$5,000,000  Omaha Public Power Distirct Revenue Series 122              3.05%      02/01/14    $          5,000,000

            NEW JERSEY - 2.08%
$4,945,000  New Jersey State GO                                         3.77%      02/15/11    $          4,945,000

            NEW MEXICO - 1.86%
$  200,000  Albuquerque NM Gross Receipts Lodgers Tax Revenue           3.70%      07/01/23    $            200,000
 1,300,000  Farmington NM PCR Series A                                  3.75       05/01/24               1,300,000
 2,900,000  New Mexico State GO                                         4.00       06/30/00               2,916,116
                                                                                               --------------------
                                                                                               $          4,416,116

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)              National Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+            VALUE
            MUNICIPAL SECURITIES (CONTINUED)
            NEW YORK - 4.92%
$3,500,000  Long Island NY Electric Power Systems Authority Revenue     3.75%      05/01/33    $          3,500,000
 1,500,000  New York GO                                                 3.80       08/01/13               1,500,000
 1,700,000  New York NY Muni Water Finance Authority Water & Sewer
              System Revenue FGIC Insured                               3.75       06/15/24               1,700,000
 5,000,000  New York State Dorm Authority Revenue                       3.65       02/15/13               5,000,000
                                                                                               --------------------
                                                                                               $         11,700,000

            NORTH CAROLINA - 5.76%
$1,000,000  North Carolina Community Medical Care Revenue Baptist
              Hospitals Project Series A                                3.85%      06/01/12    $          1,000,000
 6,500,000  North Carolina CP                                           3.35       10/05/99               6,500,000
 6,200,000  North Carolina Medical Care Community Hospital              3.85       10/01/23               6,200,000
                                                                                               --------------------
                                                                                               $         13,700,000

            OHIO - 0.84%
$2,000,000  Clermont County OH Hospital Facilities Revenue Mercy
              Health System Series B                                    3.90%      09/01/21    $          2,000,000

            OKLAHOMA - 0.50%
$1,200,000  Muskogee OK Industrial Pollution Oklahoma Gas &
              Electric Company Series A                                 3.90%      01/01/25    $          1,200,000

            OREGON - 1.47%
$1,000,000  Oregon GO                                                   3.20%      04/13/00    $          1,000,000
 2,495,000  Portland Sewer Revenue                                      3.85       06/01/14               2,495,000
                                                                                               --------------------
                                                                                               $          3,495,000

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Trust              SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+            VALUE
            MUNICIPAL SECURITIES (CONTINUED)
            PENNSYLVANIA - 5.18%
$4,000,000  Allegheny County PA IDA Series C                            3.95%      07/01/27    $          4,000,000
 3,000,000  Allegheny County PA International Airport Revenue MBIA
              Insured                                                   5.00       01/01/00               3,012,908
 2,175,000  Montgomery County PA Higher Education & Health
              Authority Hospital Revenue Bonds Series A                 7.63       02/01/20               2,208,135
 1,100,000  Pennsylvania State Higher Education Facilities
              Authority Revenue                                         3.85       01/01/26               1,100,000
 2,000,000  South Fork Municipal Authority Hospital Revenue             3.75       07/01/28               2,000,000
                                                                                               --------------------
                                                                                               $         12,321,043

            SOUTH CAROLINA - 0.67%
$1,600,000  South Carolina Jobs Economic Development Authority
              Hospital Facility Tuomey Regional Medical Center
              Series B                                                  3.80%      11/01/25    $          1,600,000

            TEXAS - 10.14%
$1,565,000  City of Rochester Tax-Exempt CP                             3.35%      10/05/99    $          1,565,000
 2,000,000  Dallas CP                                                   3.35       10/20/99               2,000,000
 2,000,000  Greater Texas Student Loan Corporation Series A             3.00       04/01/05               2,000,000
 1,700,000  Harris County TX GO                                         7.00       11/01/03               1,705,346
 1,800,000  Harris County TX Toll Road Series D                         3.75       08/01/15               1,800,000
 2,500,000  Houston Water & Sewer                                       3.35       10/05/99               2,500,000
 1,500,000  Panhandle-Plains TX Higher Education Authority Student
              Loan Revenue Series B                                     3.75       06/01/21               1,500,000
 1,000,000  Panhandle-Plains TX Higher Education Student Loan
              Revenue Series B                                          3.75       06/01/23               1,000,000
 1,000,000  South Texas Higher Education Authority Revenue              3.80       12/01/03               1,000,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)              National Tax-Free Money Market Trust
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+            VALUE
            MUNICIPAL SECURITIES (CONTINUED)
$3,500,000  South Texas Higher Education Authority Revenue              3.80%      12/01/29    $          3,500,000
 5,500,000  Texas State GO                                              4.50       08/31/00               5,538,920
                                                                                               --------------------
                                                                                               $         24,109,266

            UTAH - 1.30%
$1,100,000  Salt Lake City UT GO                                        3.75%      01/01/20    $          1,100,000
 2,000,000  Utah County Environmental Improvement Revenue               3.10       11/01/17               2,000,000
                                                                                               --------------------
                                                                                               $          3,100,000

            VERMONT - 0.84%
$2,000,000  Vermont HFA                                                 3.70%      09/07/00    $          2,000,000

            VIRGINIA - 1.68%
$1,000,000  Fairfax County VA Water Authority Revenue                   6.13%      01/01/29    $          1,007,589
 3,000,000  Virginia State Public Building Authority Series 131         3.85       08/01/19               3,000,000
                                                                                               --------------------
                                                                                               $          4,007,589

            WASHINGTON - 6.96%
$2,000,000  Anacortes WA Tax-Exempt CP                                  3.40%      10/06/99    $          2,000,000
 1,200,000  Port Seattle WA                                             3.77       01/01/05               1,200,000
 1,900,000  Port Seattle WA Revenue Series B                            5.90       11/01/99               1,904,754
 1,625,000  Seattle WA Sewer Revenue Series T                           6.88       01/01/13               1,672,596
 2,370,000  Seattle WA V/R                                              3.60       12/01/18               2,370,000
 1,000,000  Tacoma WA Electric System Revenue                           7.38       01/01/08               1,010,678
 2,200,000  Washington State Healthcare Facilities                      3.75       10/01/05               2,200,000
 1,000,000  Washington State Healthcare Facilities                      3.90       08/01/14               1,000,000

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Trust              SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE+            VALUE
            MUNICIPAL SECURITIES (CONTINUED)
$1,200,000  Washington State MFHR Inglenook Court Project LOC -
              Bank of America                                           4.10%      07/01/25    $          1,200,000
 2,000,000  Washington State Nonprofit Housing Revenue Emerald
              Height Project                                            4.05       01/01/21               2,000,000
                                                                                               --------------------
                                                                                               $         16,558,028

            WISCONSIN - 5.50%
$1,600,000  Carlton PCR                                                 3.90%      09/01/05    $          1,600,000
 5,500,000  Kenosha WI USD No. 1 Tax & Revenue Antic                    3.00       10/29/99               5,500,000
 5,000,000  Milwaukee WI GO                                             3.90       09/07/00               5,000,000
   975,000  Sheboygan WI PCR                                            3.85       07/01/25                 975,000
                                                                                               --------------------
                                                                                               $         13,075,000
            TOTAL MUNICIPAL SECURITIES                                                         $        236,954,177
            (Cost $236,954,177)

            TOTAL INVESTMENTS IN SECURITIES

            (Cost $236,954,177)* (Notes 1 and 3)                     99.62%              $        236,954,177
            Other Assets and Liabilities, Net                         0.38                            906,912
                                                                    ------               --------------------
            TOTAL NET ASSETS                                        100.00%              $        237,861,089
                                                                    ======               ====================
-------------------------------------------------------------------------------------------------------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                           STATEMENT OF ASSETS AND LIABILITIES -
Money Market Trusts                               SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                   CALIFORNIA                           NATIONAL
                                                     TAX-FREE            MONEY          TAX-FREE
                                                 MONEY MARKET           MARKET      MONEY MARKET
                                                        TRUST            TRUST             TRUST

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost                                        $578,475,965      $437,206,873     $236,954,177
  Cash                                               332,685            16,001          118,620
RECEIVABLES
  Dividends and Interest                           2,989,414         1,735,228        1,506,706
Organizational expenses, net of
  amortization                                        11,859                 0           16,418
Prepaid expenses                                           0                 0              362
TOTAL ASSETS                                     581,809,923       438,958,102      238,596,283

LIABILITIES
Payables:
  Investment securities purchased                  6,030,600                 0                0
  Distribution to shareholders                     1,283,052         1,928,306          598,958
  Due to distributor (Note 2)                         18,259            14,847            7,449
  Due to adviser (Note 2)                             58,779            55,779           22,505
  Other                                              185,951           296,784          106,282
TOTAL LIABILITIES                                  7,576,641         2,295,716          735,194
TOTAL NET ASSETS                                $574,233,282      $436,662,386     $237,861,089
NET ASSETS CONSIST OF:
  Paid-in capital                               $574,294,260      $436,662,386     $237,860,913
  Undistributed net realized gain (loss)
    on investments                                   (60,978)                0              176
TOTAL NET ASSETS                                $574,233,282      $436,662,386     $237,861,089

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net Assets                                      $574,233,282      $436,662,386     $237,861,089
Shares outstanding                               574,294,260       436,739,145      237,860,913
Net asset value and offering price per
  share                                         $       1.00      $       1.00     $       1.00
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS
ENDED SEPTEMBER 30, 1999 (UNAUDITED)                         Money Market Trusts
------------------------------------------------------------------------

                                                   CALIFORNIA                           NATIONAL
                                                     TAX-FREE            MONEY          TAX-FREE
                                                 MONEY MARKET           MARKET      MONEY MARKET
                                                        TRUST            TRUST             TRUST

INVESTMENT INCOME
  Interest                                      $  8,304,264      $ 11,536,439     $  3,551,084
TOTAL INVESTMENT INCOME                            8,304,264        11,536,439        3,551,084
EXPENSES (NOTE 2)
  Advisory fees                                    1,377,056           560,561          270,415
  Administration fees                                369,639           295,323          144,223
  Custody fees                                        46,251            37,445           18,200
  Shareholder servicing fees                         553,899           448,449          217,958
  Portfolio accounting fees                           86,223            75,678           52,629
  Transfer agency fees                                42,321            30,341           15,832
  Organization costs                                   2,295                 0            2,648
  Legal and audit fees                                26,207            29,124           11,164
  Registration fees                                   66,480               880           42,950
  Directors' fees                                      1,622               366              278
  Shareholder reports                                 21,164               911            1,022
  Other                                                9,153             6,641            2,693
  Total Expenses                                   2,602,310         1,485,719          780,012
  Less:
    Waived fees and reimbursed expenses           (2,048,402)       (1,037,270)        (562,013)
NET EXPENSES                                         553,908           448,449          217,999
NET INVESTMENT INCOME                              7,750,356        11,087,990        3,333,085
    Net realized gain (loss) on sale of
      investments                                    (56,929)                0              176
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                               $  7,693,427      $ 11,087,990     $  3,333,261
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Trusts                          STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                     CALIFORNIA TAX-FREE MONEY MARKET TRUST
                                                -------------------------------------------
                                                       (UNAUDITED)
                                                       FOR THE SIX                  FOR THE
                                                      MONTHS ENDED               YEAR ENDED
                                                    SEPT. 30, 1999           MARCH 31, 1999
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                            $  7,750,356           $   16,202,137
  Net realized gain (loss) on sale of
    investments                                         (56,929)                  (1,896)
NET INCREASE IN NET ASSETS   RESULTING
  FROM OPERATIONS                                     7,693,427               16,200,241
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (7,750,356)             (16,202,137)
  From net realized gain on sale of
    investments                                               0                        0
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                         719,972,290            1,227,641,270
  Reinvestment of dividends                             362,539                  502,038
  Cost of shares redeemed                          (695,333,537)          (1,315,293,065)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS                                       25,001,292              (87,149,757)
INCREASE (DECREASE) IN NET ASSETS                    24,944,363              (87,151,653)

NET ASSETS:
  Beginning net assets                              549,288,919              636,440,572
  ENDING NET ASSETS                                $574,233,282           $  549,288,919
-------------------------------------------------------------------------------------------

Shares issued and redeemed at constant $1.00 NAV

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                          Money Market Trusts
------------------------------------------------------------------------

                                                                MONEY MARKET TRUST          NATIONAL TAX-FREE MONEY MARKET TRUST
                                             -------------------------------------     -----------------------------------------
                                                  (UNAUDITED)                                 (UNAUDITED)
                                                  FOR THE SIX              FOR THE            FOR THE SIX                FOR THE
                                                 MONTHS ENDED           YEAR ENDED           MONTHS ENDED             YEAR ENDED
                                               SEPT. 30, 1999       MARCH 31, 1999         SEPT. 30, 1999         MARCH 31, 1999

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                        $ 11,087,990        $   27,272,039         $  3,333,085           $  7,036,095
  Net realized gain (loss) on sale of
    investments                                           0                11,709                  176                  4,735
NET INCREASE IN NET ASSETS   RESULTING
  FROM OPERATIONS                                11,087,990            27,283,748            3,333,261              7,040,830
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (11,087,990)          (27,272,039)          (3,333,085)            (7,036,095)
  From net realized gain on sale of
    investments                                           0               (52,582)                   0                (12,103)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                     363,811,433         1,712,425,682          275,931,233            649,353,822
  Reinvestment of dividends                               1                     5                  163                    206
  Cost of shares redeemed                      (399,071,811)       (1,871,232,124)        (271,616,021)          (645,247,726)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS                                  (35,260,377)         (158,806,437)           4,315,375              4,106,302
INCREASE (DECREASE) IN NET ASSETS               (35,260,377)         (158,847,310)           4,315,551              4,098,934

NET ASSETS:
  Beginning net assets                          471,922,763           630,770,073          233,545,538            229,446,604
  ENDING NET ASSETS                            $436,662,386        $  471,922,763         $237,861,089           $233,545,538
--------------------------------------------------------------------------------------------------------------------------------

Shares issued and redeemed at constant $1.00 NAV

The accompanying notes are an integral part of these financial statements.

Money Market Trusts                                         FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                  CALIFORNIA TAX-FREE
                                                               MONEY MARKET TRUST (2)
                                                              -----------------------
                                                              (UNAUDITED)
                                                               SIX MONTHS
                                                                    ENDED  YEAR ENDED
                                                                SEPT. 30,   MARCH 31,
                                                                     1999        1999
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $1.00       $1.00
                                                               ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.01        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                             (0.01)      (0.03)
                                                               ---------   ---------
NET ASSET VALUE, END OF PERIOD                                     $1.00       $1.00
                                                               =========   =========
TOTAL RETURN (NOT ANNUALIZED)                                      1.41%       2.93%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $574,233    $549,289
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          0.20%       0.20%
  Ratio of net investment income to average net assets             2.79%       2.91%
-------------------------------------------------------------------------------------
  Ratio of expenses to average net assets prior to waived
    fees and reimbursed expenses                                   0.94%       0.91%
  Ratio of net investment income to average net assets prior
    to waived fees and reimbursed expenses                         2.05%       2.20%
-------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND COMMENCED OPERATIONS ON MAY 5, 1997.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31. The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                         Money Market Trusts
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                              CALIFORNIA
                                TAX-FREE
                                   MONEY
                                  MARKET
                               TRUST (2)
                                 (CONT.)                       MONEY MARKET TRUST (1)
                              ---------- --------------------------------------------
                                         (UNAUDITED)
                                  PERIOD  SIX MONTHS                       SIX MONTHS
                                   ENDED       ENDED YEAR ENDED YEAR ENDED      ENDED
                               MARCH 31,   SEPT. 30,  MARCH 31,  MARCH 31,  MARCH 31,
                                    1998        1999       1999       1998   1997 (3)
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00       $1.00      $1.00      $1.00      $1.00
                              ---------   ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.03        0.02       0.05       0.05       0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.03)      (0.02)     (0.05)     (0.05)     (0.03)
                              ---------   ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00       $1.00      $1.00      $1.00      $1.00
                              =========   =========  =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)                     2.94%       2.51%      5.35%      5.62%      2.66%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $636,441    $436,662   $471,923   $630,770   $807,003
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.20%       0.20%      0.20%      0.20%      0.20%
  Ratio of net investment
    income to average net
    assets                        3.18%       4.95%      5.20%      5.46%      5.28%
-------------------------------------------------------------------------------------
  Ratio of expenses to
    average net assets prior
    to waived fees and
    reimbursed expenses           0.85%       0.66%      0.61%      0.61%      0.61%
  Ratio of net investment
    income to average net
    assets prior to waived
    fees and reimbursed
    expenses                      2.53%       4.49%      4.79%      5.05%      4.87%
-------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND COMMENCED OPERATIONS ON MAY 5, 1997.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31. The accompanying notes are an integral part of these financial statements.

Money Market Trusts                                         FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               MONEY MARKET TRUST (1)
                                                                              (CONT.)
                                                              -----------------------
                                                                          FOUR MONTHS
                                                              YEAR ENDED        ENDED
                                                               SEPT. 30,    SEPT. 30,
                                                                    1996     1995 (2)
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00        $1.00
                                                              ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.05         0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.05)       (0.02)
                                                              ---------    ---------
NET ASSET VALUE, END OF PERIOD                                    $1.00        $1.00
                                                              =========    =========
TOTAL RETURN (NOT ANNUALIZED)                                     5.43%      5.70%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $1,143,767    $286,863
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.18%        0.19%
  Ratio of net investment income to average net assets            5.33%        5.70%
-------------------------------------------------------------------------------------
  Ratio of expenses to average net assets prior to waived
    fees and reimbursed expenses                                  0.55%        1.11%
  Ratio of net investment income to average net assets prior
    to waived fees and reimbursed expenses                        4.96%        4.78%
-------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(3)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 10, 1997.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                         Money Market Trusts
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                   MONEY
                                  MARKET
                               TRUST (1)                NATIONAL TAX-FREE
                                 (CONT.)           MONEY MARKET TRUST (3)
                              ---------- --------------------------------
                                         (UNAUDITED)
                                          SIX MONTHS               PERIOD
                              YEAR ENDED       ENDED YEAR ENDED     ENDED
                                 MAY 31,   SEPT. 30,  MARCH 31, MARCH 31,
                                    1995        1999       1999      1998
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00       $1.00      $1.00      $1.00
                              ---------   ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.05        0.02       0.03       0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.05)      (0.02)     (0.03)     (0.01)
                              ---------   ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00       $1.00      $1.00      $1.00
                              =========   =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)                     5.05%       1.54%      3.16%      1.30%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $290,483    $237,861   $233,546   $229,447
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.17%       0.20%      0.20%      0.20%
  Ratio of net investment
    income to average net
    assets                        5.06%       3.04%      3.09%      3.32%
-------------------------------------------------------------------------
  Ratio of expenses to
    average net assets prior
    to waived fees and
    reimbursed expenses           1.07%       0.71%      0.68%      0.63%
  Ratio of net investment
    income to average net
    assets prior to waived
    fees and reimbursed
    expenses                      4.16%       2.53%      2.61%      2.89%
-------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS THE MONEY MARKET FUND OF WESTCORE TRUST AND WAS ADVISED BY FIRST INTERSTATE BANK OF OREGON, N.A. FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF PACIFICA FUNDS TRUST ON OCTOBER 1, 1995, WHEN FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED AS WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC. THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MAY 31 TO SEPTEMBER 30.
(3)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 10, 1997.
The accompanying notes are an integral part of these financial statements.

Money Market Trusts                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-one separate series. These financial statements represent the Money Market Trust and National Tax-Free Money Market Trust, diversified series of the Company, and the California Tax-Free Money Market Trust, a non-diversified series of the Company (each, a "Fund", collectively, the "Funds").
  Effective on September 6, 1996 the Pacifica Funds Trust was consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
  The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                    Money Market Trusts
------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1998.
  The California Tax-Free Money Market Trust had estimated net capital loss carryforward at December 31, 1998 of $6,489 expiring in 2005 and $8,418 expiring in 2006. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.

Money Market Trusts                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into an advisory contract on behalf of the Funds with WFB. Pursuant to the contract, WFB has agreed to provide the Funds with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the average daily net assets of the California Tax-Free Money Market Trust and 0.25% of the average daily net assets of the Money Market Trust and National Tax-Free Money Market Trust. On
August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-advisor to the Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of the Funds' average daily net assets up to $1 billion and 0.04% of the Funds' average daily net assets in excess of $1 billion. WCM's minimum annual fee is $120,000 for each Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.
  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB is responsible for providing portfolio accounting services for the Fund. Pursuant to the contract, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                    Money Market Trusts
------------------------------------------------------------------------

  On June 4, 1999, the Company entered into contracts on behalf of each Fund with Norwest Bank Minnesota, N.A. ("Norwest Bank"), whereby Norwest Bank is responsible for providing custody services for the Funds. Pursuant to the contracts, Norwest Bank is entitled to a monthly fee for custody services at the annual rate of 0.0167% of the average daily net assets of each Fund and to an additional fixed fee for certain funds. Prior to June 4, 1999, WFB performed the above services for the same fees.
  On July 17, 1999, Boston Financial Data Services ("BFDS") replaced WFB as the transfer agent for the Company. Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. WFB will continue to provide sub-transfer agency services to the Funds. Prior to July 17, 1999, the Company had entered into a contract on behalf of the Funds with WFB, whereby WFB provided transfer agency services for the Funds. Under the transfer agency contract, WFB was entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Funds.
  The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.20% of the average daily net assets of the Funds.
  On March 25,1999, the Company entered into an Administration Agreement with WFB on behalf of the Funds. Under the Administration Agreement, WFB will act as the sole Administrator of the Funds and is entitled to receive monthly fees at an annual rate of 0.15% of the average daily net assets of the Funds. Prior to March 25, 1999, the Company had entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provided each Fund with administration services. For these services, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.
  The Company has entered into a "defensive" Distribution Plan (the "Plan") on behalf of the Funds. The Plan contemplates that, to the extent any portion of the fees payable by a Fund pursuant to its servicing plan is deemed to be "primarily intended to result in the sale of shares" of a Fund, such fees are approved and payable pursuant to the Plan and in accordance with Rule 12b-1 under the 1940 Act. The maximum authorized fee under the Plan is 0.20% of each Fund's average daily net assets. The Plan will not result in any separate payment of fees by the Funds.

Money Market Trusts                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES
  The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the period ended September 30, 1999 was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.
  Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1999, Stephens owned 10 shares of the California Tax-Free Money Market Trust, 27 shares of the Money Market Trust, and 1 share of the National Tax-Free Money Market Trust.

3. CAPITAL SHARE TRANSACTIONS
  As of September 30, 1999, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1999, each Fund was authorized to issue 10 billion shares of $0.001 par value capital stock.

4. SUBSEQUENT EVENTS
  On March 25, 1999, the Board of Directors of the Company approved the reorganization of the Funds into new portfolios of Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Company with the Norwest Advantage Funds following last November's merger of Wells Fargo & Company and Norwest Corporation. The Company presented the reorganization to Company's shareholders and gained approval at a special shareholders' meeting in August, 1999. At the close of business November 5, 1999, the Stagecoach California Tax-Free Money Market Trust was reorganized to form the Wells Fargo California Tax-Free Money Market Trust. The Stagecoach Money Market Trust was reorganized to form the Wells Fargo Money Market Trust. The Stagecoach National Tax-Free Money Market Trust was reorganized to form the Wells Fargo National Tax-Free Money Market Trust. These financial statements are applicable to the Wells Fargo Funds having former Stagecoach Funds as accounting survivors. Please see your Wells Fargo Funds prospectus for details about your Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                    Money Market Trusts
------------------------------------------------------------------------

SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
  The required majority of shareholders of each Fund voted to approve the reorganization of their Fund into a Fund of the Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Stagecoach Fund family and the Norwest Advantage Fund family after the merger of Wells Fargo & Company and Norwest Corporation in November, 1998. Under the reorganization, each of the Money Market Trust Funds listed below will transfer all of its assets and liabilities to a corresponding Wells Fargo Funds Trust Fund.

FUND                                               FOR    AGAINST    ABSTAIN
----------------------------------------------------------------------------
California Tax-Free Money Market Trust     347,019,885   316,935    676,531
Money Market Trust                         389,238,233   149,217     49,285
National Tax-Free Money Market Trust       145,936,079   128,765    175,993

LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG                           --    Association of Bay Area Governments
ADR                            --    American Depository Receipts
AMBAC                          --    American Municipal Bond Assurance Corporation
AMT                            --    Alternative Minimum Tax
ARM                            --    Adjustable Rate Mortgages
BART                           --    Bay Area Rapid Transit
CDA                            --    Community Development Authority
CDSC                           --    Contingent Deferred Sales Charge
CGIC                           --    Capital Guaranty Insurance Company
CGY                            --    Capital Guaranty Corporation
CMT                            --    Constant Maturity Treasury
COFI                           --    Cost of Funds Index
CONNIE LEE                     --    Connie Lee Insurance Company
COP                            --    Certificate of Participation
CP                             --    Commercial Paper
CTF                            --    Common Trust Fund
DW&P                           --    Department of Water & Power
DWR                            --    Department of Water Resources
EDFA                           --    Education Finance Authority
FGIC                           --    Financial Guaranty Insurance Corporation
FHA                            --    Federal Housing Authority
FHLB                           --    Federal Home Loan Bank
FHLMC                          --    Federal Home Loan Mortgage Corporation
FNMA                           --    Federal National Mortgage Association
FRN                            --    Floating Rate Notes
FSA                            --    Financial Security Assurance, Inc
GNMA                           --    Government National Mortgage Association
GO                             --    General Obligation
HFA                            --    Housing Finance Authority
HFFA                           --    Health Facilities Financing Authority
IDA                            --    Industrial Development Authority
LIBOR                          --    London Interbank Offered Rate
LLC                            --    Limited Liability Corporation
LOC                            --    Letter of Credit
LP                             --    Limited Partnership
MBIA                           --    Municipal Bond Insurance Association
MFHR                           --    Multi-Family Housing Revenue
MUD                            --    Municipal Utility District
MTN                            --    Medium Term Note
PCFA                           --    Pollution Control Finance Authority
PCR                            --    Pollution Control Revenue
PFA                            --    Public Finance Authority
PLC                            --    Private Placement
PSFG                           --    Public School Fund Guaranty
RAW                            --    Revenue Anticipation Warrants
RDA                            --    Redevelopment Authority
RDFA                           --    Redevelopment Finance Authority
R&D                            --    Research & Development
SFMR                           --    Single Family Mortgage Revenue
TBA                            --    To Be Announced
TRAN                           --    Tax Revenue Anticipation Notes
USD                            --    Unified School District
V/R                            --    Variable Rate
WEBS                           --    World Equity Benchmark Shares

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/ or certain other services for the Stagecoach Funds. Wells Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

-C- Stagecoach Funds

STAGECOACH FUNDS-Registered Trademark-
P.O. Box 7066
San Francisco, CA 94120-7066

DATED MATERIAL
PLEASE EXPEDITE

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